LVIP Macquarie U.S. REIT Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.21%
Real Estate Oper/Develop–0.24%
Alexander & Baldwin, Inc.	49,634	$855,194
		855,194
REIT Apartments–15.74%
American Homes 4 Rent Class A	128,845	4,871,630
AvalonBay Communities, Inc.	52,265	11,217,114
Camden Property Trust	56,437	6,902,245
Equity Residential	125,151	8,958,309
Essex Property Trust, Inc.	27,944	8,566,792
Invitation Homes, Inc.	245,152	8,543,547
Mid-America Apartment Communities, Inc.	38,947	6,526,738
NexPoint Residential Trust, Inc.	15,368	607,497
		56,193,872
REIT Diversified–20.66%
Broadstone Net Lease, Inc.	60,537	1,031,550
Digital Realty Trust, Inc.	79,226	11,352,294
EPR Properties	33,910	1,784,005
Equinix, Inc.	31,822	25,946,068
Gaming & Leisure Properties, Inc.	165,667	8,432,450
Gladstone Commercial Corp.	116,892	1,751,042
InvenTrust Properties Corp.	7,012	205,942
Lamar Advertising Co. Class A	35,876	4,081,971
Outfront Media, Inc.	158,668	2,560,902
VICI Properties, Inc.	509,754	16,628,176
		73,774,400
REIT Health Care–14.76%
Alexandria Real Estate Equities, Inc.	69,228	6,404,282
CareTrust REIT, Inc.	138,745	3,965,332
Healthpeak Properties, Inc.	67,986	1,374,677
Medical Properties Trust, Inc.	137,928	831,706
National Health Investors, Inc.	24,549	1,813,189
Ventas, Inc.	126,090	8,669,948
Welltower, Inc.	193,390	29,629,283
		52,688,417
REIT Hotels–5.36%
Apple Hospitality REIT, Inc.	247,028	3,189,131
Chatham Lodging Trust	171,808	1,224,991
Host Hotels & Resorts, Inc.	333,825	4,743,653
Park Hotels & Resorts, Inc.	145,885	1,558,052
RLJ Lodging Trust	62,094	489,922
Ryman Hospitality Properties, Inc.	60,717	5,551,963
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Hotels (continued)
Sunstone Hotel Investors, Inc.	164,299	$1,546,054
Xenia Hotels & Resorts, Inc.	71,557	841,510
		19,145,276
REIT Manufactured Homes–2.14%
Equity LifeStyle Properties, Inc.	57,021	3,803,301
Sun Communities, Inc.	29,739	3,825,625
		7,628,926
REIT Office Property–2.76%
BXP, Inc.	29,490	1,981,433
COPT Defense Properties	10,155	276,927
Cousins Properties, Inc.	158,501	4,675,780
Orion Properties, Inc.	63,164	135,171
Piedmont Office Realty Trust, Inc. Class A	284,136	2,094,082
SL Green Realty Corp.	5,240	302,348
Vornado Realty Trust	10,883	402,562
		9,868,303
REIT Regional Malls–4.75%
Simon Property Group, Inc.	102,140	16,963,411
		16,963,411
REIT Shopping Centers–7.51%
Alexander's, Inc.	819	171,302
Brixmor Property Group, Inc.	322,403	8,559,800
Curbline Properties Corp.	68,307	1,652,346
Kimco Realty Corp.	329,485	6,998,261
Kite Realty Group Trust	93,967	2,102,042
Phillips Edison & Co., Inc.	23,026	840,219
Regency Centers Corp.	78,371	5,780,645
SITE Centers Corp.	41,743	535,980
Urban Edge Properties	9,796	186,124
		26,826,719
REIT Single Tenant–4.60%
Realty Income Corp.	283,181	16,427,330
		16,427,330
REIT Storage–9.96%
CubeSmart	104,199	4,450,339
Extra Space Storage, Inc.	56,701	8,419,531
Iron Mountain, Inc.	79,790	6,865,132
Public Storage	52,858	15,819,871
		35,554,873
REIT Warehouse/Industry–9.73%
Americold Realty Trust, Inc.	59,000	1,266,140
Innovative Industrial Properties, Inc.	20,071	1,085,640
Plymouth Industrial REIT, Inc.	77,319	1,260,300
LVIP Macquarie U.S. REIT Fund–1

LVIP Macquarie U.S. REIT Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Warehouse/Industry (continued)
Prologis, Inc.	239,092	$26,728,095
Rexford Industrial Realty, Inc.	86,134	3,372,146
Terreno Realty Corp.	15,948	1,008,232
		34,720,553
Total Common Stock (Cost $277,645,024)		350,647,274

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.50%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	5,343,991	$5,343,991
Total Money Market Fund (Cost $5,343,991)		5,343,991

TOTAL INVESTMENTS–99.71% (Cost $282,989,015)	355,991,265
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	1,037,671
NET ASSETS APPLICABLE TO 25,917,987 SHARES OUTSTANDING–100.00%	$357,028,936

Summary of Abbreviations:
REIT–Real Estate Investment Trust
LVIP Macquarie U.S. REIT Fund–2